FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	£ 2,787	£ 3,111
Commitments	118,514	135,539
Total contingents and commitments	121,301	138,650
The Group [member] | Lending commitments [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	117,781	135,155
The Group [member] | Other commitments [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	733	384
The Group [member] | Not later than one year [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	1,356	1,674
Commitments	90,091	96,185
Total contingents and commitments	91,447	97,859
The Group [member] | Not later than one year [member] | Lending commitments [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	89,567	96,128
The Group [member] | Not later than one year [member] | Other commitments [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	524	57
The Group [member] | Later than one year and not later than three years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	551	510
Commitments	12,465	17,993
Total contingents and commitments	13,016	18,503
The Group [member] | Later than one year and not later than three years [member] | Lending commitments [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	12,445	17,947
The Group [member] | Later than one year and not later than three years [member] | Other commitments [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	20	46
The Group [member] | Later than three years and not later than five years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	133	271
Commitments	11,567	16,648
Total contingents and commitments	11,700	16,919
The Group [member] | Later than three years and not later than five years [member] | Lending commitments [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	11,554	16,577
The Group [member] | Later than three years and not later than five years [member] | Other commitments [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	13	71
The Group [member] | Later than five years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	747	656
Commitments	4,391	4,713
Total contingents and commitments	5,138	5,369
The Group [member] | Later than five years [member] | Lending commitments [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	4,215	4,503
The Group [member] | Later than five years [member] | Other commitments [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	176	210
The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	2,492	2,959
Commitments	57,897	74,991
Total contingents and commitments	60,389	77,950
The Bank [member] | Lending commitments [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	57,213	74,638
The Bank [member] | Other commitments [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	684	353
The Bank [member] | Not later than one year [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	1,270	1,604
Commitments	33,291	38,805
Total contingents and commitments	34,561	40,409
The Bank [member] | Not later than one year [member] | Lending commitments [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	32,769	38,748
The Bank [member] | Not later than one year [member] | Other commitments [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	522	57
The Bank [member] | Later than one year and not later than three years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	465	509
Commitments	10,568	16,722
Total contingents and commitments	11,033	17,231
The Bank [member] | Later than one year and not later than three years [member] | Lending commitments [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	10,548	16,676
The Bank [member] | Later than one year and not later than three years [member] | Other commitments [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	20	46
The Bank [member] | Later than three years and not later than five years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	133	206
Commitments	10,841	16,023
Total contingents and commitments	10,974	16,229
The Bank [member] | Later than three years and not later than five years [member] | Lending commitments [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	10,828	15,952
The Bank [member] | Later than three years and not later than five years [member] | Other commitments [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	13	71
The Bank [member] | Later than five years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	624	640
Commitments	3,197	3,441
Total contingents and commitments	3,821	4,081
The Bank [member] | Later than five years [member] | Lending commitments [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	3,068	3,262
The Bank [member] | Later than five years [member] | Other commitments [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	129	179
Acceptances and endorsements [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	32	71
Acceptances and endorsements [member] | The Group [member] | Not later than one year [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	32	67
Acceptances and endorsements [member] | The Group [member] | Later than one year and not later than three years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities		4
Acceptances and endorsements [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	31	70
Acceptances and endorsements [member] | The Bank [member] | Not later than one year [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	31	66
Acceptances and endorsements [member] | The Bank [member] | Later than one year and not later than three years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities		4
Other contingent liabilities [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	2,755	3,040
Other contingent liabilities [member] | The Group [member] | Not later than one year [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	1,324	1,607
Other contingent liabilities [member] | The Group [member] | Later than one year and not later than three years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	551	506
Other contingent liabilities [member] | The Group [member] | Later than three years and not later than five years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	133	271
Other contingent liabilities [member] | The Group [member] | Later than five years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	747	656
Other contingent liabilities [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	2,461	2,889
Other contingent liabilities [member] | The Bank [member] | Not later than one year [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	1,239	1,538
Other contingent liabilities [member] | The Bank [member] | Later than one year and not later than three years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	465	505
Other contingent liabilities [member] | The Bank [member] | Later than three years and not later than five years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	133	206
Other contingent liabilities [member] | The Bank [member] | Later than five years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	£ 624	£ 640